SCHEDULE OF FUTURE AMORTIZATION EXPENSE (Details) - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
2024	$ 74,886
2025	57,277
2026	56,680
2027	56,680
Thereafter	1,599,483
Intangible assets, net	$ 1,845,006	$ 2,063,417